(18) Stock Options and Warrants	9 Months Ended
Jun. 30, 2013
Notes
(18) Stock Options and Warrants

(18)         STOCK OPTIONS AND WARRANTS

Stock Incentive Plan

At the annual meeting of shareholders on December 21, 2011, the shareholders approved the 2012 Equity Compensation Plan (the “2012 Plan”), which had previously been adopted by the Board of Directors of the Company.  The 2012 Plan provides for the grant of incentive stock options and nonqualified stock options, restricted stock, stock appreciation rights, performance shares, performance stock units, dividend equivalents, stock payments, deferred stock, restricted stock units, other stock-based awards and performance-based awards to employees and certain non-employees who have important relationships with the Company. A total of 90,000 shares are authorized for issuance pursuant to awards granted under the 2012 Plan.  During the nine months ended June 30, 2013 and 2012, 0 and 30,000 options were issued under this 2012 Plan, respectively.  As of June 30, 2013, 60,000 shares of common stock were available for future grants under the 2012 Plan.

For the nine months ended June 30, 2013 and 2012, the Company calculated compensation expense of $22,032 and $199,755, respectively, related to the vesting of stock options previously granted under Company stock incentive plans in prior years. Compensation expense associated with unvested stock options and warrants of $7,644 will be recognized over the fiscal year ending September 30, 2013.

All Options and Warrants

The fair value of each stock option and warrant grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company granted warrants to purchase 129,649 and 54,500 shares of common stock during the nine months ended June 30, 2013 and 2012, respectively.  The Company recorded $399,751 and $1,472,732 of expense for the nine months ended June 30, 2013 and 2012, respectively, related to the issuance, vesting and re-pricing of all stock options and warrants.  As of June 30, 2013, $7,644 of compensation expense associated with unvested stock options and warrants issued previously to employees and $71,250 of expense associated with unvested warrants issued previously to board members will be recognized over the remaining fiscal year.

The option and warrant grants for nine months ended June 30, 2013 and 2012 were valued using the Black-Scholes model with the following weighted-average assumptions:

	Nine Months Ended June 30,
	2013	2012
Expected cash dividend yield	-	-
Expected stock price volatility	108%	95%
Risk-free interest rate	0.15%	0.36%
Expected life of options/warrants	2 years	2 years

The expected life of stock options (warrants) represents the period of time that the stock options or warrants are expected to be outstanding based on the simplified method allowed under GAAP. The expected volatility is based on the historical price volatility of the Company’s common stock. The Company changed from a daily volatility calculation for the nine months ended June 30, 2012 to a weekly volatility for the nine months ended June 30, 2013. The risk-free interest rate represents the U.S. Treasury bill rate for the expected life of the related stock options (warrants). The dividend yield represents the Company’s anticipated cash dividends over the expected life of the stock options (warrants).

A summary of stock option activity for the nine months ended June 30, 2013 is presented below:

	Shares Under Option/ Warrant	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of September 30, 2012	336,782	$28.00
Granted	129,651	$10.79
Expired / Cancelled	(29,000)	$60.01

Outstanding as of June 30, 2013	437,433	$20.59	1.57 years	$506,361
Exercisable as of June 30, 2013	377,064	$22.19	1.54 years	$214,560

Subsequent to June 30, 2013, the Company granted warrants to purchase 14,286 shares of common stock for two years with an exercise price of $14.70 per share, valued on July 1, 2013 the date of the grant, to board members and valued at $82,715. These warrants are fully vested.